Summary of Significant Accounting Policies: Revenue Recognition (Policies)	9 Months Ended	20 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Policies
Revenue Recognition

Revenue Recognition

Revenue is recognized in accordance with the criteria established in the accounting literature regarding recognition of revenues, specifically, FASB Accounting Standards Codification topic 605, “Revenue Recognition”. The Company will recognize revenue for its design and development services as the projects are completed. Revenue from other services provided such as website hosting and maintenance, creative design updates and marketing analysis will be recognized as billed on a monthly basis.

Revenue Recognition

Revenue is recognized in accordance with the criteria established in the accounting literature regarding recognition of revenues, specifically, FASB Accounting Standards Codification topic 605, “Revenue Recognition”.  The Company will recognize revenue for its design and development services as the projects are completed.  Revenue from other services provided such as website hosting and maintenance, creative design updates and marketing analysis will be recognized as billed on a monthly basis.